SUBSEQUENT EVENTS (Details) - Subsequent event	Aug. 01, 2025 CNY (¥) Y	Jul. 18, 2025 CNY (¥) m² ¥ / m²	Jul. 18, 2025 USD ($) m² ¥ / m²	Jul. 04, 2025 CNY (¥) m²	Sep. 11, 2025 CNY (¥)	Sep. 11, 2025 USD ($)	Aug. 01, 2025 USD ($)
Beijing Xunhuo
SUBSEQUENT EVENTS
Total gross floor area | m²				758.83
Independent assessed value				¥ 7,053,325
Sale price of real estate property		¥ 7,102,828	$ 989,583
Paid in cash for sale price of real estate property		5,600,000
Lease payments		¥ 1,502,828
Lease term		3 years	3 years
Area of property | m²		479.83	479.83
Rental rate | ¥ / m²		2.9	2.9
Deferred rent over the lease term		¥ 1,502,828
Bank of China
SUBSEQUENT EVENTS
Principal amount					¥ 3,000,000	$ 413,600
Fixed interest rate per annum					3.14%	3.14%
Revolving credit facility
SUBSEQUENT EVENTS
Term of revolving credit facility | Y	2
Term of credit facility	1 year
Maximum borrowing capacity	¥ 3,000,000						$ 413,600
Fixed interest rate	4.58%